Convertible Debt (Details) - Schedule of Redemption Liability is Re-Measured - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		$ 4,580,304	$ 3,039,054
New Embedded Redemption Value – Group A [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		144,250	144,250
New Embedded Redemption Value – Group B [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		1,130,800	1,130,800
New Embedded Redemption Value – Group C [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		789,004	764,004
New Embedded Redemption Value – Group D [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		1,000,000	1,000,000
New Embedded Redemption Value – Group E [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		550,000
New Embedded Redemption Value – Group F [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value		$ 966,250